UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03534

Name of Fund: Ready Assets U.S.A. Government Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets U.S.A. Government Money Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	Ready Assets U.S.A. Government Money Fund
(Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Bills (a):
0.05%, 3/13/14	$3,000	$2,999,850
0.04%, 4/17/14	3,000	2,999,734
0.13%, 4/24/14	3,803	3,801,874
0.08%, 5/08/14	2,000	1,999,573
0.09%, 5/15/14	1,500	1,499,603
0.10%, 5/22/14	1,000	999,695
0.10%, 6/05/14	3,060	3,058,946
0.09%, 6/19/14	2,000	1,999,310
0.09%, 7/10/14	5,000	4,998,013
US Treasury Notes:
0.25%, 2/28/14	1,500	1,500,073
0.25%, 4/30/14	1,000	1,000,326
1.00%, 5/15/14	600	601,457
0.25% - 2.25%, 5/31/14	4,450	4,465,319
0.63%, 7/15/14	1,868	1,872,155
Total US Treasury Obligations — 44.5%		33,795,928

Repurchase Agreements — 55.9%
Barclays Capital, Inc., 0.02%, 2/04/14 (Purchased on 1/28/14 to be repurchased at $1,100,004, collateralized by US Treasury Notes, 1.38% - 2.00%, due 1/31/20 - 11/15/21, original par and fair values of $1,155,900 and $1,122,017, respectively)	1,100	1,100,000
Total Value of Barclays Capital, Inc. (collateral value of $1,122,017)		1,100,000
BNP Paribas Securities Corp., 0.03%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $2,000,005, collateralized by a US Treasury Note, 0.13% due 4/15/18, original par and fair values of $1,961,200 and $2,040,031, respectively)	2,000	2,000,000
BNP Paribas Securities Corp., 0.07%, 2/07/14 (Purchased on 12/04/13 to be repurchased at $5,000,632, collateralized by US Treasury Notes, 0.00% due 11/15/14 - 8/15/43, original par and fair values of $5,106,052 and $5,100,075, respectively) (b)	5,000	5,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $7,140,106)		7,000,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $4,000,007, collateralized by a US Treasury Note, 0.63% due 7/15/16, original par and fair values of $4,068,400 and $4,080,020, respectively)	$4,000	$4,000,000
Citigroup Global Markets, Inc., 0.02%, 2/04/14 (Purchased on 1/28/14 to be repurchased at $600,002, collateralized by US Treasury Notes, 0.63% - 6.13%, due 7/15/16 - 11/15/27, original par and fair values of $529,200 and $612,067, respectively)	600	600,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $4,692,087)		4,600,000
Credit Suisse Securities (USA) LLC, 0.01%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $3,000,003, collateralized by a US Treasury Note, 0.13% due 4/15/18, original par and fair values of $2,940,000 and $3,062,368, respectively)	3,000	3,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $3,062,368)		3,000,000
Deutsche Bank Securities, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $5,000,008, collateralized by a US Treasury Note, 1.13% due 5/31/19, original par and fair values of $5,237,300 and $5,100,037, respectively)	5,000	5,000,000
Deutsche Bank Securities, Inc., 0.07%, 2/07/14 (Purchased on 12/02/13 to be repurchased at $2,300,300, collateralized by a US Treasury Note, 1.13% due 5/31/19, original par and fair values of $2,409,200 and $2,346,058, respectively) (b)	2,300	2,300,000
READY ASSETS U.S.A. GOVERNMENT MONEY FUND	JANUARY 31, 2014	1

Schedule of Investments (continued)	Ready Assets U.S.A. Government Money Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
Deutsche Bank Securities, Inc., 0.06%, 2/07/14 (Purchased on 1/15/14 to be repurchased at $1,085,042, collateralized by a US Treasury Note, 0.25% - 2.38%, due 12/31/15 - 7/31/17, original par and fair values of $1,056,500 and $1,106,703, respectively) (b)	$1,085	$1,085,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $8,552,798)		8,385,000
Goldman Sachs & Co., 0.04%, 2/05/14 (Purchased on 1/07/14 to be repurchased at $2,565,083, collateralized by a US Treasury Note, 0.25% due 5/31/15, original par and fair values of $2,613,400 and $2,616,342, respectively) (b)	2,565	2,565,000
Total Value of Goldman Sachs & Co. (collateral value of $2,616,342)		2,565,000

HSBC Securities (USA), Inc., 0.02%, 2/06/14 (Purchased on 1/30/14 to be repurchased at $2,940,011, collateralized by US Treasury Notes, 1.38% - 2.38%, due 8/31/17 - 1/15/25, original par and fair values of $2,975,000 and $2,999,579, respectively)	2,940	2,940,000
HSBC Securities (USA), Inc., 0.01%, 2/03/14 (Purchased on 1/27/14 to be repurchased at $4,000,008, collateralized by US Treasury Notes, 1.38% - 2.38%, due 9/30/18 - 1/15/25, original par and fair values of $4,070,000 and $4,080,123, respectively)	4,000	4,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $7,079,702)		6,940,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $5,000,008, collateralized by US Treasury Notes, 0.00% - 1.38%, due 10/16/14 - 12/31/18, original par and fair values of $5,126,000 and $5,100,020, respectively)	$5,000	$5,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, 2/07/14 (Purchased on 1/31/14 to be repurchased at $555,002, collateralized by a US Treasury Note, 1.38% due 12/31/18, original par and fair values of $569,000 and $566,114, respectively)	555	555,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $5,666,134)		5,555,000
Mizuho Securities USA, Inc., 0.02%, 2/03/14 (Purchased on 1/31/14 to be repurchased at $3,328,006, collateralized by a US Treasury Note, 0.00% due 2/06/14, original par and fair values of $3,394,600 and $3,394,600, respectively)	3,328	3,328,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $3,394,600)		3,328,000
Total Repurchase Agreements — 55.9%		42,473,000
Total Investments (Cost — $76,268,928*) — 100.4%		76,268,928
Liabilities in Excess of Other Assets — (0.4)%		(280,538)
Net Assets — 100.0%		$75,988,390

*	Cost for federal income tax purposes

Notes to Schedule of Investments
(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

READY ASSETS U.S.A. GOVERNMENT MONEY FUND	JANUARY 31, 2014	2

Schedule of Investments (concluded)	Ready Assets U.S.A. Government Money Fund

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
US Treasury Obligations	—	$33,795,928	—	$33,795,928
Repurchase Agreements	—	42,473,000	—	42,473,000
Total	—	$76,268,928	—	$76,268,928

The carrying amount for certain of the Fund's assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, a bank overdraft of $(7,275) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

READY ASSETS U.S.A. GOVERNMENT MONEY FUND	JANUARY 31, 2014	3

Item 2 –	Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets U.S.A. Government Money Fund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S.A. Government Money Fund

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S.A. Government Money Fund

Date: March 25, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets U.S.A. Government Money Fund

Date: March 25, 2014